Receivables from Customers, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Apr. 30, 2026	Mar. 31, 2025
Receivables from Customers, Net [Line Items]
Brokerage transactions percentage	8.00%
Weighted average loan percentage	5.15%		12.98%
Receivables from customers amounted (in Dollars)	$ 2,512,479		$ 623,977
Customers [Member] | Subsequent Event [Member]
Receivables from Customers, Net [Line Items]
Receivables from customers amounted (in Dollars)		$ 2,206,563